Subsequent Events (Details Narrative) - USD ($)			1 Months Ended						3 Months Ended	9 Months Ended	12 Months Ended
	Feb. 02, 2030	Feb. 02, 2024	Dec. 31, 2024	Oct. 31, 2024	Jun. 30, 2024	Jan. 26, 2024	Jan. 23, 2024	Apr. 30, 2022	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2023	May 23, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Common stock shares issued									30,336,010	30,336,010	20,540,409	9,514,743
Common stock , per value									$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Placement agent fees											$ (315,000)	$ (1,198,604)
Exercise price														$ 6.21
Expiration date								Jun. 30, 2027
Sales Agreement [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Common Stock				$ 2,596,434
Number of common stock issued				10,096,657
Common Stock [Member]
Subsequent Event [Line Items]
Placement agent fees
Warrant [Member]
Subsequent Event [Line Items]
Exercise price									9.08	$ 9.08	$ 9.70	$ 9.63	$ 9.70		$ 3.90
Seven Accredited Investors [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Common Stock										$ 1,000,000
Placement agent fees										$ 100,000
Seven Accredited Investors [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Common stock , per value									0.00001	$ 0.00001
Number of common stock issued										561,793
Exercise price									$ 0.78	$ 0.78
Seven Accredited Investors [Member] | Common Stock [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Number of common stock issued										561,793
Seven Accredited Investors [Member] | Warrant [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Number of common stock issued										561,793
Craig Hallum Capital Group LLC [Member] | Sales Agreement [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Common Stock									$ 2,001,897	$ 4,178,453
Placement agent fees										$ 55,000
Number of common stock issued									7,004,194	9,165,931
Sales commissions									$ 50,047	$ 104,446
Subsequent Event [Member] | Plan 2022 [Member]
Subsequent Event [Line Items]
Shares authorized							1,071,425
Shares granted							1,187,826
Shares vested							1,166,826
Remaining shares to vest					21,000
Vesting percentage			100.00%		50.00%
Exercise price							$ 2.11
Expiration date							Jan. 23, 2034
Subsequent Event [Member] | Seven Accredited Investors [Member]
Subsequent Event [Line Items]
Common stock shares issued		561,793
Purchase price		$ 1.78
Proceeds from Issuance of Common Stock		$ 1,000,000
Placement agent fees		$ 100,000
Purchase of common stock	112,353
Purchase of common stock price, per share	$ 1.78
Subsequent Event [Member] | Seven Accredited Investors [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Common stock , per value		$ 1.78
Subsequent Event [Member] | Seven Accredited Investors [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Common stock shares issued		561,793
Common stock , per value		$ 0.00001
Subsequent Event [Member] | Seven Accredited Investors [Member] | Warrant [Member]
Subsequent Event [Line Items]
Common stock shares issued		561,793
Subsequent Event [Member] | Craig Hallum Capital Group LLC [Member] | Sales Agreement [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Common Stock						$ 877,869
Option sale amount						$ 17,000,000
Number of common stock issued						487,083
Sales commissions						$ 21,947